Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Revenues	$ 37	$ 379	$ 247	$ 673	$ 948	$ 1,851
Operating expenses:
Research and development (related party of $225, $244, $670 and $723), net of grant income of ($44, $7, $84 and $7)	1,136	1,048	3,005	2,303	3,156	3,495
General and administrative (related party of $191, $303, $553 and $395)	2,837	2,403	7,657	5,509	7,685	5,022
Total operating expenses	3,973	3,451	10,662	7,812	10,841	8,517
Operating loss	(3,936)	(3,072)	(10,415)	(7,139)	(9,893)	(6,666)
Other income (expense):
Interest expense (related party of $481, $323, $1,447 and $323)	(481)	(323)	(1,447)	(323)	(807)	0
Interest income	8	5	33	9	22	9
Royalty income	4	5	20	17	21	32
Total other income (expense)	(469)	(313)	(1,394)	(297)	(764)	41
Consolidated net loss	(4,405)	(3,385)	(11,809)	(7,436)	(10,657)	(6,625)
Net loss attributable to noncontrolling interest	492	349	1,606	349	893	0
Net loss attributable to iBio, Inc.	(3,913)	(3,036)	(10,203)	(7,087)	(9,764)	(6,625)
Preferred stock dividends	(26)	0	(26)	0
Net loss available to iBio, Inc.	(3,939)	(3,036)	(10,229)	(7,087)	(9,764)	(6,625)
Comprehensive loss:
Consolidated net loss	(4,405)	(3,385)	(11,809)	(7,436)	(10,657)	(6,625)
Other comprehensive income (loss) - foreign currency translation adjustments	0	2	0	(6)	(4)	(25)
Comprehensive loss	$ (4,405)	$ (3,383)	$ (11,809)	$ (7,442)	$ (10,661)	$ (6,650)
Loss per common share attributable to iBio, Inc. stockholders - basic and diluted	$ (0.04)	$ (0.04)	$ (0.11)	$ (0.09)	$ (0.12)	$ (0.09)
Weighted-average common shares outstanding - basic and diluted	89,109	81,158	89,109	78,587	80,973	71,495